Pay vs Performance Disclosure - USD ($)		12 Months Ended
	Jun. 02, 2023	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2021
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

Pay Versus Performance

Provided below is the Company’s “pay versus performance” disclosure as required pursuant to Item 402(v) of Regulation S-K promulgated under the Exchange Act. As required by Item 402(v), we have included:

•
A description of our most important measures that our Compensation Committee used in fiscal year 2023 to link a measure of pay calculated in accordance with Item 402(v) (referred to as “compensation actually paid”, or “CAP”) to Company performance;
•
A table that compares the total compensation of our named executive officers’ (also known as NEOs) as presented in the Summary Compensation Table (“SCT”) to CAP and that compares CAP to specified performance measures; and
•
Graphs that describe:
o
the relationships between CAP and our cumulative total shareholder return (“TSR”), GAAP Net Income, and our Company selected measure, Total Cash (defined as all cash, cash equivalents, and investment held to maturity); and
o
the relationship between our TSR and the TSR of the Nasdaq Biotechnology Index (“Peer Group TSR”).

Given our current pay program, the only difference between the SCT and CAP amounts for our NEOs is the value of equity awards, which for purposes of the SCT is based on the grant date fair value of equity awards granted during the year, and for purposes of CAP is based on the year over year change in the fair value of equity awards that are unvested as of the end of the year, or that vested, or were forfeited during the year.

Note: pursuant to Item 402(v)(8), MEI, as a smaller reporting company ("SRC"), has provided the information required by 402(v) for three years, instead of five years and is not required to provide the disclosure required by 402(v)(2)(iv) or 402(v)(5) with respect to the total shareholder return of any peer group, or the Company-Selected Measure disclosure required by 402 (v)(2)(vi), or the Tabular List provided pursuant to 402(v)(6).

This disclosure has been prepared in accordance with Item 402(v) and does not necessarily reflect value actually realized by the NEOs. Please refer to our Compensation Discussion and Analysis, above, for a discussion of our executive compensation program objectives and the ways in which we align executive compensation with performance.

Our Most Important Metrics Used for Linking Pay and Performance. As required by Item 402(v), below are the most important metrics linking CAP to performance for fiscal year 2023. Besides stock price, the only financial performance measure the Committee used to link executive compensation to performance in 2023 was Total Cash.

Compensation decisions are made each year taking into account a number of other factors. Target pay levels are primarily set based on clinical milestones, individual performance, scope of responsibility, and an annual assessment of pay competitiveness within the market, but aside from Total Cash and stock price, no additional financial performance measures were used by the Company to link compensation actually paid to our NEOs in fiscal year 2023 to our performance.

Pay Versus Performance Table. In accordance with Item 402(v) and under rules adopted by the SEC pursuant to the Dodd-Frank Wall Street Reform and Consumer Protection Act of 2010, we are providing the tabular disclosure for the Company’s Chief Executive Officer (our Principal Executive Officer or “PEO”) and the average of our NEOs other than the PEO for fiscal years 2021, 2022 and 2023.

							Value of Initial Fixed $100 Investment Based on Total Shareholder Return
Year	Summary Compensation Table for Total Current PEO (Urso)(1)	Compensation Actually Paid to Current PEO (Urso)(2,3)	Summary Compensation Table for Total Former PEO (Gold)(1)	Compensation Actually Paid to Former PEO (Gold)(2,3)	Average Summary Compensation Table Total for Non-PEO NEOs(1)	Average Compensation Actually Paid to Non-PEO NEOs(2,3)	MEI Total Shareholder Return	Peer Total Shareholder Return(4)	MEI Net Income ($ Millions)	Company Selected Measure: Total Cash ($Millions)(5)
(a)	(b)	(c)	(b)	(c)	(d)	(e)	(f)		(h)	(i)
2023	$2,101,058	$1,689,893	$2,446,640	$1,853,678	$772,486	$640,229	$8	$95	$(32)	$101
2022	$—	$—	$2,528,609	$268,643	$1,260,180	$250,830	$15	$87	$(54)	$153
2021	$—	$—	$2,948,575	$1,476,023	$1,271,435	$607,434	$69	$120	$(41)	$153
(1)
The PVP table reflects required disclosures for fiscal years 2021, 2022 and 2023. The Principal Executive Officer (PEO) is Daniel Gold from fiscal 2021, 2022 and 2023 but was replaced by David Urso as the PEO as of June 2, 2023. The non-PEO NEOs in fiscal year 2021 are Brian Drazba, Richard Ghalie, Robert Mass (former Chief Medical Officer) and David Urso; the non-PEO NEOs in fiscal year 2022 are Brian Drazba, Richard Ghalie, and David Urso; the non-PEO NEOs in fiscal year 2023 are Brian Drazba and Richard Ghalie.

Fiscal Year	PEO	Non-PEO NEOs
2023	David M. Urso (Current) Daniel P. Gold, Ph.D.(Former)	Brian G. Drazba and Richard G. Ghalie, M.D.
2022	Daniel P. Gold, Ph.D.	Brian G. Drazba, Richard G. Ghalie, M.D. and David M. Urso
2021	Daniel P. Gold, Ph.D.	Brian G. Drazba, Richard G. Ghalie, M.D., Robert D. Mass (former Chief Medical Officer; retired on May 3, 2021) and David M. Urso
(1)
The amounts shown for CAP have been calculated in accordance with Item 402(v) of Regulation S-K and do not reflect compensation actually earned, realized, or received by the Company's NEOs. These amounts reflect the Summary Compensation Table Total with certain adjustments as described in footnote 3 below.
(2)
"Compensation Actually Paid" (CAP) is calculated by taking Summary Compensation Table total compensation: a) less the stock award and stock option grant values; b) plus the year over year change in the fair value of stock and option awards that are unvested as of the end of the year, or that vested, or were forfeited during the year. The Company has not paid dividends historically and does not sponsor any pension arrangements; thus, no adjustments are made for those items. Reconciliation of the Summary Compensation Table total compensation and CAP is summarized in the following table:

	Current PEO (Urso)(i)
Fiscal Year	2021	2022	2023
SCT Total	$2,120,217	$1,744,152	$2,101,058
Stock and Option Award Values Reported in SCT for the Covered Year	(1,439,750)	(1,078,500)	(1,352,600)
Fair Value of Outstanding Unvested Stock and Option Awards Granted in the Covered Year	974,099	167,280	1,064,015
Change in Fair Value of Outstanding Unvested Stock and Option Awards from Prior Years	(283,889)	(508,767)	(70,339)
Fair Value of Stock and Option Awards Granted in Covered Year that Vested	—	—	—
Change in Fair Value of Stock and Option Awards from Prior Years that Vested in Covered Year	(146,040)	(127,938)	(52,241)
Fair Value of Stock and Option Awards Forfeited during the Covered Year	—	—	—
Compensation Actually Paid	$1,224,637	$196,227	$1,689,893

	Former PEO (Gold)(i)
Fiscal Year	2021	2022	2023
SCT Total	$2,948,575	$2,528,609	$2,446,640
Stock and Option Award Values Reported in SCT for the Covered Year	(1,918,000)	(1,536,800)	(584,700)
Fair Value of Outstanding Unvested Stock and Option Awards Granted in the Covered Year	1,305,119	238,374	—
Change in Fair Value of Outstanding Unvested Stock and Option Awards from Prior Years	(551,681)	(747,241)	—
Fair Value of Stock and Option Awards Granted in Covered Year that Vested	—	—	188,782
Change in Fair Value of Stock and Option Awards from Prior Years that Vested in Covered Year	(307,990)	(214,299)	(129,123)
Fair Value of Stock and Option Awards Forfeited during the Covered Year	—	—	(67,921)
Compensation Actually Paid	$1,476,023	$268,643	$1,853,678

	Average Non-PEO (Gold)(i)
Fiscal Year	2021	2022	2023
SCT Total	$1,271,435	$1,260,180	$772,486
Stock and Option Award Values Reported in SCT for the Covered Year	(785,225)	(671,067)	(177,850)
Fair Value of Outstanding Unvested Stock and Option Awards Granted in the Covered Year	439,021	104,085	101,680
Change in Fair Value of Outstanding Unvested Stock and Option Awards from Prior Years	(146,669)	(349,416)	(31,805)
Fair Value of Stock and Option Awards Granted in Covered Year that Vested	—	—	—
Change in Fair Value of Stock and Option Awards from Prior Years that Vested in Covered Year	(99,445)	(92,952)	(24,282)
Fair Value of Stock and Option Awards Forfeited during the Covered Year	(71,683)	—	—
Compensation Actually Paid	$607,434	$250,830	$640,229

(i) The fair value of options awards used to calculate CAP was determined using the Black-Scholes option pricing model, in accordance with FASB 718
(4)
The Peer Group TSR set forth in this table utilizes the Nasdaq Biotechnology Index, which we also utilize in the stock performance graph required by Item 201(e) of Regulation S-K included in our Annual Report for the year ended June 30, 2019. The comparison assumes $100 was invested for the period starting June 30, 2020, through the end of the listed year in the Company and in the Nasdaq Biotechnology Index, respectively. Historical stock performance is not necessarily indicative of future stock performance.
(5)
We determined Total Cash to be the most important financial performance measure used to link Company performance to CAP to our PEO and Non-PEO NEOs in 2023. Total Cash is defined as total cash, cash equivalents and short-term investments.

Company Selected Measure Name		Total Cash
Named Executive Officers, Footnote

Fiscal Year	PEO	Non-PEO NEOs
2023	David M. Urso (Current) Daniel P. Gold, Ph.D.(Former)	Brian G. Drazba and Richard G. Ghalie, M.D.
2022	Daniel P. Gold, Ph.D.	Brian G. Drazba, Richard G. Ghalie, M.D. and David M. Urso
2021	Daniel P. Gold, Ph.D.	Brian G. Drazba, Richard G. Ghalie, M.D., Robert D. Mass (former Chief Medical Officer; retired on May 3, 2021) and David M. Urso

Peer Group Issuers, Footnote		The Peer Group TSR set forth in this table utilizes the Nasdaq Biotechnology Index, which we also utilize in the stock performance graph required by Item 201(e) of Regulation S-K included in our Annual Report for the year ended June 30, 2019. The comparison assumes $100 was invested for the period starting June 30, 2020, through the end of the listed year in the Company and in the Nasdaq Biotechnology Index, respectively. Historical stock performance is not necessarily indicative of future stock performance.
Adjustment To PEO Compensation, Footnote
(2)
"Compensation Actually Paid" (CAP) is calculated by taking Summary Compensation Table total compensation: a) less the stock award and stock option grant values; b) plus the year over year change in the fair value of stock and option awards that are unvested as of the end of the year, or that vested, or were forfeited during the year. The Company has not paid dividends historically and does not sponsor any pension arrangements; thus, no adjustments are made for those items. Reconciliation of the Summary Compensation Table total compensation and CAP is summarized in the following table:

	Current PEO (Urso)(i)
Fiscal Year	2021	2022	2023
SCT Total	$2,120,217	$1,744,152	$2,101,058
Stock and Option Award Values Reported in SCT for the Covered Year	(1,439,750)	(1,078,500)	(1,352,600)
Fair Value of Outstanding Unvested Stock and Option Awards Granted in the Covered Year	974,099	167,280	1,064,015
Change in Fair Value of Outstanding Unvested Stock and Option Awards from Prior Years	(283,889)	(508,767)	(70,339)
Fair Value of Stock and Option Awards Granted in Covered Year that Vested	—	—	—
Change in Fair Value of Stock and Option Awards from Prior Years that Vested in Covered Year	(146,040)	(127,938)	(52,241)
Fair Value of Stock and Option Awards Forfeited during the Covered Year	—	—	—
Compensation Actually Paid	$1,224,637	$196,227	$1,689,893

	Former PEO (Gold)(i)
Fiscal Year	2021	2022	2023
SCT Total	$2,948,575	$2,528,609	$2,446,640
Stock and Option Award Values Reported in SCT for the Covered Year	(1,918,000)	(1,536,800)	(584,700)
Fair Value of Outstanding Unvested Stock and Option Awards Granted in the Covered Year	1,305,119	238,374	—
Change in Fair Value of Outstanding Unvested Stock and Option Awards from Prior Years	(551,681)	(747,241)	—
Fair Value of Stock and Option Awards Granted in Covered Year that Vested	—	—	188,782
Change in Fair Value of Stock and Option Awards from Prior Years that Vested in Covered Year	(307,990)	(214,299)	(129,123)
Fair Value of Stock and Option Awards Forfeited during the Covered Year	—	—	(67,921)
Compensation Actually Paid	$1,476,023	$268,643	$1,853,678

	Average Non-PEO (Gold)(i)
Fiscal Year	2021	2022	2023
SCT Total	$1,271,435	$1,260,180	$772,486
Stock and Option Award Values Reported in SCT for the Covered Year	(785,225)	(671,067)	(177,850)
Fair Value of Outstanding Unvested Stock and Option Awards Granted in the Covered Year	439,021	104,085	101,680
Change in Fair Value of Outstanding Unvested Stock and Option Awards from Prior Years	(146,669)	(349,416)	(31,805)
Fair Value of Stock and Option Awards Granted in Covered Year that Vested	—	—	—
Change in Fair Value of Stock and Option Awards from Prior Years that Vested in Covered Year	(99,445)	(92,952)	(24,282)
Fair Value of Stock and Option Awards Forfeited during the Covered Year	(71,683)	—	—
Compensation Actually Paid	$607,434	$250,830	$640,229

(i) The fair value of options awards used to calculate CAP was determined using the Black-Scholes option pricing model, in accordance with FASB 718

Non-PEO NEO Average Total Compensation Amount		$ 772,486	$ 1,260,180	$ 1,271,435
Non-PEO NEO Average Compensation Actually Paid Amount		$ 640,229	250,830	607,434
Adjustment to Non-PEO NEO Compensation Footnote	Compensation Actually Paid" (CAP) is calculated by taking Summary Compensation Table total compensation: a) less the stock award and stock option grant values; b) plus the year over year change in the fair value of stock and option awards that are unvested as of the end of the year, or that vested, or were forfeited during the year. The Company has not paid dividends historically and does not sponsor any pension arrangements; thus, no adjustments are made for those items. Reconciliation of the Summary Compensation Table total compensation and CAP is summarized in the following table:

	Current PEO (Urso)(i)
Fiscal Year	2021	2022	2023
SCT Total	$2,120,217	$1,744,152	$2,101,058
Stock and Option Award Values Reported in SCT for the Covered Year	(1,439,750)	(1,078,500)	(1,352,600)
Fair Value of Outstanding Unvested Stock and Option Awards Granted in the Covered Year	974,099	167,280	1,064,015
Change in Fair Value of Outstanding Unvested Stock and Option Awards from Prior Years	(283,889)	(508,767)	(70,339)
Fair Value of Stock and Option Awards Granted in Covered Year that Vested	—	—	—
Change in Fair Value of Stock and Option Awards from Prior Years that Vested in Covered Year	(146,040)	(127,938)	(52,241)
Fair Value of Stock and Option Awards Forfeited during the Covered Year	—	—	—
Compensation Actually Paid	$1,224,637	$196,227	$1,689,893

	Former PEO (Gold)(i)
Fiscal Year	2021	2022	2023
SCT Total	$2,948,575	$2,528,609	$2,446,640
Stock and Option Award Values Reported in SCT for the Covered Year	(1,918,000)	(1,536,800)	(584,700)
Fair Value of Outstanding Unvested Stock and Option Awards Granted in the Covered Year	1,305,119	238,374	—
Change in Fair Value of Outstanding Unvested Stock and Option Awards from Prior Years	(551,681)	(747,241)	—
Fair Value of Stock and Option Awards Granted in Covered Year that Vested	—	—	188,782
Change in Fair Value of Stock and Option Awards from Prior Years that Vested in Covered Year	(307,990)	(214,299)	(129,123)
Fair Value of Stock and Option Awards Forfeited during the Covered Year	—	—	(67,921)
Compensation Actually Paid	$1,476,023	$268,643	$1,853,678

	Average Non-PEO (Gold)(i)
Fiscal Year	2021	2022	2023
SCT Total	$1,271,435	$1,260,180	$772,486
Stock and Option Award Values Reported in SCT for the Covered Year	(785,225)	(671,067)	(177,850)
Fair Value of Outstanding Unvested Stock and Option Awards Granted in the Covered Year	439,021	104,085	101,680
Change in Fair Value of Outstanding Unvested Stock and Option Awards from Prior Years	(146,669)	(349,416)	(31,805)
Fair Value of Stock and Option Awards Granted in Covered Year that Vested	—	—	—
Change in Fair Value of Stock and Option Awards from Prior Years that Vested in Covered Year	(99,445)	(92,952)	(24,282)
Fair Value of Stock and Option Awards Forfeited during the Covered Year	(71,683)	—	—
Compensation Actually Paid	$607,434	$250,830	$640,229

(i) The fair value of options awards used to calculate CAP was determined using the Black-Scholes option pricing model, in accordance with FASB 718

Compensation Actually Paid vs. Total Shareholder Return		Relationship between CAP and TSR. The chart below reflects the relationship between the PEO and average non-PEO NEO CAP versus our TSR and the Peer Group TSR.
Compensation Actually Paid vs. Net Income		Relationship between CAP and GAAP Net Loss. The chart below reflects the relationship between the PEO and average non-PEO NEO CAP and our GAAP Net Loss.
Compensation Actually Paid vs. Company Selected Measure		Relationship between CAP and Total Cash (our Company-Selected Measure). The chart below reflects the relationship between the PEO CAP and average non-PEO NEO CAP and our Total Cash.
Total Shareholder Return Amount		$ 8	15	69
Peer Group Total Shareholder Return Amount		95	87	120
Net Income (Loss)		$ (32,000,000)	$ (54,000,000)	$ (41,000,000)
Company Selected Measure Amount		101,000,000	153,000,000	153,000,000
Additional 402(v) Disclosure
(1)
The amounts shown for CAP have been calculated in accordance with Item 402(v) of Regulation S-K and do not reflect compensation actually earned, realized, or received by the Company's NEOs. These amounts reflect the Summary Compensation Table Total with certain adjustments as described in footnote 3 below.

Measure:: 1
Pay vs Performance Disclosure
Non-GAAP Measure Description		We determined Total Cash to be the most important financial performance measure used to link Company performance to CAP to our PEO and Non-PEO NEOs in 2023. Total Cash is defined as total cash, cash equivalents and short-term investments.
Daniel Gold [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount		$ 2,446,640	$ 2,528,609	$ 2,948,575
PEO Actually Paid Compensation Amount		$ 1,853,678	$ 268,643	$ 1,476,023
PEO Name		Daniel Gold	Daniel Gold	Daniel Gold
David Urso [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount		$ 2,101,058	$ 1,744,152	$ 2,120,217
PEO Actually Paid Compensation Amount		1,689,893	196,227	1,224,637
PEO Name	David Urso
PEO | Daniel Gold [Member] | Stock and Option Award Values Reported in SCT for the Covered Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		(584,700)	(1,536,800)	(1,918,000)
PEO | Daniel Gold [Member] | Fair Value of Outstanding Unvested Stock and Option Awards Granted in the Covered Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			238,374	1,305,119
PEO | Daniel Gold [Member] | Change in Fair Value of Outstanding Unvested Stock and Option Awards from Prior Years [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(747,241)	(551,681)
PEO | Daniel Gold [Member] | Fair Value of Stock and Option Awards Granted in Covered Year that Vested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		188,782
PEO | Daniel Gold [Member] | Change in Fair Value of Stock and Option Awards from Prior Years that Vested in Covered Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		(129,123)	(214,299)	(307,990)
PEO | Daniel Gold [Member] | Fair Value of Stock and Option Awards Forfeited during the Covered Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		(67,921)
PEO | David Urso [Member] | Stock and Option Award Values Reported in SCT for the Covered Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		(1,352,600)	(1,078,500)	(1,439,750)
PEO | David Urso [Member] | Fair Value of Outstanding Unvested Stock and Option Awards Granted in the Covered Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		1,064,015	167,280	974,099
PEO | David Urso [Member] | Change in Fair Value of Outstanding Unvested Stock and Option Awards from Prior Years [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		(70,339)	(508,767)	(283,889)
PEO | David Urso [Member] | Change in Fair Value of Stock and Option Awards from Prior Years that Vested in Covered Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		(52,241)	(127,938)	(146,040)
Non-PEO NEO | Daniel Gold [Member] | Stock and Option Award Values Reported in SCT for the Covered Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		(177,850)	(671,067)	(785,225)
Non-PEO NEO | Daniel Gold [Member] | Fair Value of Outstanding Unvested Stock and Option Awards Granted in the Covered Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		101,680	104,085	439,021
Non-PEO NEO | Daniel Gold [Member] | Change in Fair Value of Outstanding Unvested Stock and Option Awards from Prior Years [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		(31,805)	(349,416)	(146,669)
Non-PEO NEO | Daniel Gold [Member] | Change in Fair Value of Stock and Option Awards from Prior Years that Vested in Covered Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		$ (24,282)	$ (92,952)	(99,445)
Non-PEO NEO | Daniel Gold [Member] | Fair Value of Stock and Option Awards Forfeited during the Covered Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				$ (71,683)